Short-term debt	9 Months Ended
Sep. 30, 2025
Short-term debt
Short-term debt

7.    Short-term debt

At September 30, 2025 and December 31, 2024, short-term debt consisted of the following:

Short-term debt

in € K

	September 30,	December 31,
	2025	2024

Borrowings under lines of credit	67,328	1,941
Other	158	158
Short-term debt	67,486	2,099

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At September 30, 2025 and December 31, 2024, cash and borrowings under lines of credit in the amount of €252,851 and €251,353, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of September 30, 2025 was €1,508,799 (December 31, 2024: €1,431,540) and short-term debt was €320,337 (December 31, 2024: €253,452).

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. As of September 30, 2025 and December 31, 2024, the Company did not utilize the commercial paper program.